Non-interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Net fee income
Facility fees	$ 375	$ 677	$ 688
Transaction fees	624	593	589
Other non-risk fee income	(59)	(18)	116
Fee income	940	1,252	1,393
Credit card loyalty programs	(63)	(56)	(70)
Transaction fee related expenses	(51)	(50)	(45)
Fee expenses	(114)	(106)	(115)
Net fee income	$ 826	1,146	1,278
Facility fees, percentage movement from prior period	(45.00%)
Facility fees, percentage movement from same period in prior year	(45.00%)
Transaction fees, percentage movement from prior period	5.00%
Transaction fees, percentage movement from same period in prior year	6.00%
Fee income, percentage movement from prior period	(25.00%)
Fee income, percentage movement from same period in prior year	(33.00%)
Credit card loyalty programs, percentage movement from prior period	13.00%
Credit card loyalty programs, percentage movement from same period in prior year	(10.00%)
Other transaction fees, percentage movement from prior period	2.00%
Other transaction fees, percentage movement from same period in prior year	13.00%
Fee expenses, percentage movement from prior period	8.00%
Fee expenses, percentage movement from same period in prior year	(1.00%)
Net fee income, percentage movement from prior period	(28.00%)
Net fee income, percentage movement from same period of prior year	(35.00%)
Net wealth management and insurance income
Wealth management income	$ (32)	638	507
Total insurance premium, investment and other income	998	1,451	1,147
Insurance claims, changes in liabilities and other expenses	(640)	(979)	(703)
Net wealth management and insurance income	$ 326	1,110	951
Insurance premium, investment and other income, percentage movement in prior year	(31.00%)
Insurance premium, investment and other income, percentage movement from same period in prior year	(13.00%)
Claims, changes in insurance liabilities and other expenses, percentage movement from prior period	(35.00%)
Claims, changes in insurance liabilities and other expenses, percentage movement from same period in prior year	(9.00%)
Net wealth management and insurance income, percentage movement from prior period	(71.00%)
Net wealth management and insurance income, percentage movement from same period of prior year	(66.00%)
Trading income	$ 437	458	487
Trading income, percentage movement from prior period	(5.00%)
Trading income, percentage movement from same period in prior year	(10.00%)
Other income
Dividends received from other entities	$ 4	2	1
Net gain on sale of associates	38
Net gain on disposal of assets	2	14	10
Net gain/(loss) on derivatives held for risk management purposes	(28)	17	(9)
Net gain/(loss) on financial instruments measured at fair value	44	12	26
Gain/(loss) on disposal of controlled entities	3		(9)
Rental income on operating leases	38	47	60
Share of associates' net profit/(loss)	(10)	(7)	(3)
Other	36	(102)	13
Total other income	$ 127	(17)	89
Dividends received from other entities, percentage movement from prior period	100.00%
Net gain on disposal of assets, percentage movement from prior period	(86.00%)
Net gain on disposal of assets, percentage movement from same period in prior year	(80.00%)
Net gain/(loss) on financial instruments measured at fair value, percentage movement from same period in prior year	69.00%
Rental income on operating leases, percentage movement from prior period	(19.00%)
Rental income on operating leases, percentage movement from same period in prior year	(37.00%)
Share of associates' net profit/(loss), percentage movement from prior period	43.00%
Other, percentage movement from same period in prior year	177.00%
Total other income, percentage movement from same period of prior year	43.00%
Total non-interest income	$ 1,716	2,697	2,805
Total non-interest income, percentage movement from prior period	(36.00%)
Total non-interest income, percentage movement from same period in prior year	(39.00%)
Pendal Group Limited
Other income
Impairment loss		104
Life insurance
Net wealth management and insurance income
Premium income/net premiums earned	$ 707	758	652
Investment and other income	26	439	227
Insurance claims, changes in liabilities and other expenses	$ (414)	(855)	(541)
Premium income/net premiums earned, percentage movement from prior period	(7.00%)
Premium income/net premiums earned, percentage movement from same period in prior year	8.00%
Investment income and other income, percentage movement from prior period	(94.00%)
Investment income and other income, percentage movement from same period in prior year	(89.00%)
Claims, changes in insurance liabilities and other expenses, percentage movement from prior period	(52.00%)
Claims, changes in insurance liabilities and other expenses, percentage movement from same period in prior year	(23.00%)
General insurance and LMI
Net wealth management and insurance income
Premium income/net premiums earned	$ 240	232	240
Investment and other income	25	22	28
Insurance claims, changes in liabilities and other expenses	$ (226)	$ (124)	$ (162)
Premium income/net premiums earned, percentage movement from prior period	3.00%
Investment income and other income, percentage movement from prior period	14.00%
Investment income and other income, percentage movement from same period in prior year	(11.00%)
Claims, changes in insurance liabilities and other expenses, percentage movement from prior period	82.00%
Claims, changes in insurance liabilities and other expenses, percentage movement from same period in prior year	40.00%